Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	Collaborative Investment Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001719812
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 31, 2023
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2023
Prospectus Date	rr_ProspectusDate	Feb. 01, 2023
RAREVIEW DYNAMIC FIXED INCOME ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - RAREVIEW DYNAMIC FIXED INCOME ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rareview Dynamic Fixed Income ETF (the “Fund”) seeks total return with an emphasis on providing current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended September 30, 2022, the Fund had a portfolio turnover rate of 132%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	132.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that seeks to achieve its investment objective principally through investments in unaffiliated closed-end funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income closed-end funds trading at a discount or premium to their underlying net asset value and that pay regular periodic cash distributions.

Closed-end funds are investment companies registered with the U.S. Securities and Exchange Commission (“SEC”) that issue a fixed number of shares through an initial public offering, after which shares will typically be traded on an exchange such as the New York Stock Exchange (“NYSE”) or the Nasdaq National Market System. Unlike open-end investment companies, shares of closed-end funds are not redeemable by the fund on a daily basis. A share in a closed-end fund represents an investment in the underlying assets held by the closed-end fund. A closed-end fund’s value increases or decreases due to various factors, including but not limited to general market conditions, the market’s confidence in the closed-end fund advisor’s ability to generate desired investment returns, and investor confidence in the closed-end fund’s underlying assets. The Adviser seeks to select closed-end funds for the Fund’s portfolio whose shares are trading at a discount or premium relative to their underlying net asset values (“NAV”). A closed-end fund’s shares that are traded on an exchange may be bought or sold at a market price that is lower or higher than the per-share value of the closed-end fund’s underlying assets; when this occurs, the shares are considered to be traded at a discount or premium, respectively. The Fund may generate income in the form of capital gains when the Fund sells shares of a closed-end fund whose shares the Fund initially purchased at discount and whose NAV has subsequently moved closer to the per-share value of its underlying assets. The Fund may also receive income generated from distributions from its holdings in closed-end funds, and may employ a dividend capture strategy in which the Fund purchases shares of a closed-end fund just prior to the ex-dividend date to capture the dividend distribution, then selling it after the dividend is paid.

The Adviser will use a top-down macro-focused analysis to select closed-end funds that best fit within custom asset classes created by the Adviser that seek to mimic broader fixed income investment classes. Examples of these asset classes include: (i) investment-grade corporate bonds; (ii) high-yield corporate bonds; (iii) municipal bonds; (iv) convertible bonds; (v) leveraged loans; (vi) mortgage-backed securities; (vii) emerging market fixed income securities; and (viii) aggregate fixed income securities. While the Fund may at times be invested in all of these asset classes, the Fund’s allocation to these asset classes may vary at the Adviser’s discretion, and the Fund is not required to invest in all of the asset classes. The Adviser uses a quantitative approach to measure the relative discounted value or premium of each closed-end fund within an asset class to seek the closed-end fund investments which the Adviser believes have the potential to generate the highest levels of after-tax income. The Adviser’s weighting of each asset class will be determined by the top-down macro model’s measure of relative risk levels and expected return.

Through its investments in closed-end funds that hold non-U.S. fixed income securities, the Fund may invest indirectly in foreign securities, including securities of issuers located in emerging markets. The Fund defines emerging markets as countries in the MSCI Emerging Market Index or that we consider to be emerging markets based on our evaluation of their level of economic development or the size and experience of their securities markets.

While the Fund will invest primarily in closed-end funds, the Fund may invest up to 30% of its assets in exchange traded funds (“ETFs”) that are representative of one of the Adviser’s custom asset classes if, in the Adviser’s discretion, the ETFs will provide a better investment opportunity or liquidity for the asset class. The Fund, and the closed-end funds in which the Fund invests, may invest in derivatives, including listed or over-the-counter index futures, options and swaps, for hedging purposes to mitigate interest rate, equity, credit, commodity, currency and volatility risks. The Fund may invest in cash and cash equivalents to offset leverage, credit, and interest rate exposure within the Fund’s holdings in closed-end funds.

The Adviser may sell or reduce the Fund’s position in a holding for a variety of reasons when appropriate and consistent with the Fund’s investment objectives and policies, or when the holding no longer meets the Adviser’s investment selection criteria. Generally, the Fund will sell or reduce its position in a closed-end fund when its discount-to-NAV has reverted to or has moved significantly above its fair value, as determined by the Adviser. The Fund may also sell or reduce its positions when attempting to rebalance the distribution of Fund assets among asset classes in the interest of affecting the Fund’s relative risk levels and expected returns.

In managing the Fund’s portfolio, the Adviser will engage in frequent portfolio transactions, resulting in a higher portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of shares and performance. As a result of the Fund’s direct investments in closed-end funds and ETFs, the Fund is indirectly exposed to the risks of the investments held and operations conducted by those funds.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Fixed Income Risk. Through its investments in other funds, the Fund may be subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Fixed income securities are subject to the following risks:

●	Call Risk. The CEFs and ETFs (“Underlying Funds”) may invest in callable bonds. If interest rates fall, it is possible that issuers of callable securities will “call” (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during or following a period of declining interest rates, the Underlying Fund is likely to have to replace such called security with a lower yielding security or securities with greater risks or other less favorable features. If that were to happen, it would decrease the Underlying Fund’s net investment income, resulting in a decline in the Fund’s income.

●	Credit risk. The risk that an issuer or counterparty will fail to pay its obligations when they are due. As a result, the income from an investment might be reduced, the value of the investment might fall. Changes in the economic, social or political conditions that affect an issuer or counterparty, or type of security or other instrument can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability or willingness to pay interest and principal when due.

●	Duration Risk. Longer-term securities may be more sensitive to interest rate changes. Given the recent, historically low interest rates and the potential for increases in those rates, a heightened risk is posed by rising interest rates to a fund whose portfolios include longer-term fixed income securities. Duration is the measure of the sensitivity of a debt security to changes in market interest rates. For example, if interest rates increase by 1%, a fixed income security with a duration of two years will decrease in value by approximately 2%.

●	Extension risk. The risk that if interest rates rise, repayments of principal on certain debt securities may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

●	Interest rate risk. The risk that debt instruments will change in value (either positively or negatively) because of changes in interest rates. Generally, a fixed-income security will increase in value when prevailing interest rates fall and decrease in value when prevailing interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

Prepayment risk. The risk that the issuer of a debt security repays all or a portion of the principal prior to the security’s maturity therefore resulting in lower yields to shareholders of the Fund. The Fund may be unable to re-invest the proceeds in an investment with as great a yield.

Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful.

Bank Loan Risk. Through its investments in other funds, the Fund may be subject to the risks associated with bank loans. Investments in secured and unsecured assignments of (or participations in) bank loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, a fund will depend primarily upon the creditworthiness of the borrower (whose financial condition may be troubled or highly leveraged) for payment of principal and interest. When a fund is a participant in a loan, the fund has no direct claim on the loan and would be a creditor of the lender, and not the borrower, in the event of a borrower’s insolvency or default. Transactions involving floating rate loans have significantly longer settlement periods (e.g., longer than seven days) than more traditional investments and, as a result, sale proceeds related to the sale of loans may not be available to make additional investments until potentially a substantial period after the sale of the loans. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

Cash and Cash Equivalents. The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which a Fund may invest is rapidly rising. If a Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

Closed-End Fund Risk. Closed-end funds involve investment risks different from those associated with other investment companies. Shares of closed-end funds frequently trade at either a premium or discount relative to their NAV. When the Fund purchases shares of a closed-end fund at a discount to its NAV, there can be no assurance that the discount will decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of the Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund. Many closed-end funds also utilize leverage, which will expose the Fund to greater risk of significant changes in share prices of the closed-end funds’ share prices and will require payment of leverage interest or dividend expenses, reducing the closed-end fund’s overall return. Closed-end funds also expose the Fund to illiquidity risks because closed-end funds may have smaller market capitalizations than other exchange-traded investments. Closed-end funds that pay a dividend or distribution may reduce or eliminate such payments from time to time.

○	Anti-Takeover Measures Risk. Certain closed-end funds may have provisions in their organizational documents intended to limit the ability of third parties to acquire control or change the composition of the closed-end fund’s board. This may discourage a third party from seeking to obtain control of the closed-end fund, which could limit the ability of closed-end fund shareholders to sell their shares at a premium over prevailing market prices.

Control of Underlying Fund Risk. Although the Fund and the Adviser will evaluate regularly each closed-end fund to determine whether its investment program is consistent with the Fund’s investment objective, the Adviser will not have any control over the investments made by a closed-end fund. The investment adviser to each closed-end fund may change aspects of its investment strategies at any time. The Adviser will not have the ability to control or otherwise influence the composition of the investment portfolio of a closed-end fund.

Convertible Bond Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities.

Derivatives Risk. The Fund may be subject to the risks of investing in derivative securities. The value of a derivative security may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives can be highly volatile and illiquid and may entail investment exposure greater than the total value of the derivatives’ underlying assets (their “notional amount”).

○	Futures. Futures contracts markets are highly volatile and are influenced by a variety of factors, including national and international political and economic developments. Investing in futures usually exposes investors in a greater degree of leverage than other investments. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund.

○	Options. The market values of options may not always move in synch with the market value of the underlying securities. Specific market movements of an option and the instruments underlying an option cannot be predicted. The purchaser of an option is subject to the risk of losing the entire purchase price of the option if the option has not been sold or exercised prior to the option’s expiration date.

○	Swaps. Swaps are agreements to exchange cash flows. Swaps may be difficult to value and may be considered illiquid. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial loss.

Dividend Risk. The Fund’s ability to achieve its investment objectives depends in part upon the Adviser’s ability to anticipate the dividend policies of closed-end funds and the underlying companies in which such closed-end funds invest. When the Fund employs dividend capture strategies the Adviser is required to identify and exploit opportunities such as the announcement of major corporate actions, including restructuring initiatives or a special dividend, that may lead to a high level of current dividend income. These situations are typically not recurring in nature or frequency, may be difficult to predict, and may not result in an opportunity that allows the Adviser to fulfill the Fund’s investment objective. The use of dividend capture strategies will expose the Fund to increased trading costs and potential for capital loss or gain, particularly in the event of significant short-term price movements of investments subject to dividend capture trading.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

●	No Guarantee of Active Trading Market. While Shares are listed on the Exchange, there can be no assurance that an active trading market for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

●	Trading Issues. Trading in Shares on the CBOE BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

●	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

●	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

Foreign Securities Risk. Through its investments in other funds, the Fund may be exposed to the risks of investment in foreign securities. Investments in foreign securities are subject to special risks above and beyond those normally associated with domestic securities. Due to economic, political, and social instabilities in foreign markets, foreign securities can be more volatile than domestic securities. The Fund’s investments in other funds may expose the Fund to the risks of investment in emerging market countries, which can involve higher degrees of risk as compared with developed economies.

High Yield Fixed Income Securities. Fixed income securities in a closed-end fund that are rated below investment grade (i.e., “high yield fixed income securities” or “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer. High yield fixed income securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Illiquidity Risk. Certain of the Fund’s investments may not be readily sold at the desired time or price, and may be sold at a lower price or may not have a sufficient market to be sold at all. An inability to sell securities can adversely affect the value of the Fund or prevent the Fund from taking advantage of other investment opportunities. Also, an inability to sell securities may affect the Fund’s ability to meet redemption requests. In certain circumstances, it may be difficult for the Fund to purchase and sell particular portfolio investments in closed-end funds due to infrequent trading in such investments. The prices of such investments may experience significant volatility, make it more difficult for the Fund to transact significant amounts of such investments without an unfavorable impact on prevailing market prices, or make it difficult for the Adviser to dispose of such investments at a fair price or at the time the Adviser believes it is desirable to do so. Closed-end funds that are liquid investments may become illiquid or less liquid after purchase by the Fund, particularly during periods of market turmoil or economic uncertainty. Illiquid and relatively less liquid investments may be harder to value. The Fund is limited to investing only up to 15% of its net assets (plus borrowings for investment purposes) in illiquid securities.

Investments in Undervalued Securities. The Fund’s investment strategy includes investing in closed-end funds that are, in the Adviser’s opinion, undervalued based on their underlying assets. There is no assurance that the Adviser will successfully identify such investment opportunities. While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments may involve a high level of risk, and may result in substantial losses.

Leverage Risk. Although the Fund will not itself employ leverage, the underlying holdings will often employ leverage, subject to investment company limits set forth by the U.S. Securities and Exchange Commission (the “SEC”). There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

Management Style Risk. Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions. The returns from the types of investments purchased by the Fund (e.g., closed-end funds which pay regular periodic cash distributions) may at times be better or worse than the returns from other types of funds. Each type of investment tends to go through cycles of performing better or worse than the market in general. The performance of the Fund may thus be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds’ portfolios may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has negatively affected the worldwide economy, as well as the economies of individual countries, including the United States, the financial health of consumers, borrowers, individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund. Any such impact could adversely affect the Fund’s performance, and the performance, liquidity, credit quality and financial underpinnings of the securities in which the Fund invests, and may lead to losses on your investment in the Fund.

Money Market Mutual Fund Risk. The Fund may invest in money market mutual funds in order to manage its cash component. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

Mortgage-Back Securities Risk. Mortgage Backed Securities (“MBS”) are subject to credit risk because underlying loan borrowers may default. Additionally, MBS are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans. During periods of declining interest rates, prepayment rates usually increases and the Fund may have to reinvest prepayment proceeds at a lower interest rate. MBS issued or guaranteed by private issuers are also known as “non-agency” MBS. Non-agency MBS generally are a greater credit risk than MBS issued by The U.S. government, and the market for non-agency MBS is smaller and less liquid than the market for government-issued MBS.

Municipal Bond Risk. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds. Investments in inverse floating rate securities typically involve greater risk than investments in municipal bonds of comparable maturity and credit quality and their values are more volatile than municipal bonds due to the leverage they entail.

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures.

Portfolio Turnover Risk. The Fund may turn over its portfolio investments for a variety of reasons, including for asset allocation rebalances, changes in a closed-end fund’s valuation, temporary defensive positions, dividend capture strategies, or short-term trading strategies. Investments may be sold when, in the opinion of the Adviser, investment considerations warrant such action, without regard to the length of time held. These policies, together with the ability of the Fund to effect short sales of securities and to engage in transactions in derivatives, may have the effect of increasing the Fund’s annual rate of portfolio turnover. If investments are not held for the applicable holding periods, dividends paid on them will not qualify for advantageous U.S. federal tax rates.

Quantitative Model Risk. Securities or other investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Sector Risk. The Fund’s assets may be concentrated in a particular sector or sectors. To the extent that the Fund is concentrated in a particular sector or sectors, the Fund will be subject to the risk that the economic, political or other conditions that have a negative effect on those sectors may negatively impact the Fund to a greater extent than if the Fund’s assets were in a wider variety of sectors.

Short Sales Risk. Selling securities short creates the risk of losing an amount greater than the amount invested. Short selling is subject to the theoretically unlimited risk of loss because there is no limit on how much the price of a stock may appreciate before the short position is closed out. A short sale may result in a sudden and substantial loss if, for example, an acquisition proposal is made for the subject company at a substantial premium over the market price.

Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Underlying Fund Risk. Closed-End Funds and ETFs (the “Underlying Funds”) in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the Adviser expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Fund.

●	Market Risk. The prices of the securities in the Underlying Funds are subject to the risks associated with investing in municipal securities, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

●	Credit Risk. Bonds are subject to credit risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely. Bonds are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a bond may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security. The Underlying Funds may hold securities that are insured by a bond insurer. A downgrade of the credit rating of such bond insurer may cause the value of the insured security to decline.

●	U.S. Credit Ratings. The rating criteria and methodology used by U.S. rating agencies may not be fully transparent and such ratings may not accurately reflect the risk of investing in such instruments.

●	Foreign Credit Ratings. The rating criteria and methodology used by foreign rating agencies may be different from those adopted by most of the established US credit rating agencies. Therefore, such rating systems may not provide an equivalent standard for comparison with securities rated by US credit rating agencies. The rating criteria and methodology used by foreign credit ratings agencies also may not be fully transparent and such ratings may not accurately reflect the risk of investing in such instruments.

●	Interest Rate Risk. Debt securities, such as bonds, are also subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up. The prevailing historically low interest rate environment increases the risks associated with rising interest rates, including the potential for periods of volatility and increased redemptions. In addition, debt securities, such as bonds, with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities with shorter durations.

●	Tax Risk. There is no guarantee that the Underlying Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Underlying Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Underlying Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

●	Leverage Risk. Ordinary borrowings by an Underlying Fund or an Underlying Fund’s investment in derivatives may result in leverage. If the prices of those investments decrease, or if the cost of borrowing exceeds any increase in the prices of investments made with the proceeds of the borrowing, the NAV of the Underlying Fund’s shares will decrease more than if the Underlying Fund had not used leverage. An Underlying Fund may have to sell investments at a time and at a price that is unfavorable to the Underlying Fund to repay borrowings. Interest on borrowings is an expense the Underlying Fund would not otherwise incur. Leverage magnifies the potential for gain and the risk of loss. If an Underlying Fund uses leverage, there can be no assurance that the Underlying Fund’s leverage strategy will be successful.

●	Anti-Takeover Measures Risk. Certain Underlying Funds may have provisions in their organizational documents intended to limit the ability of third parties to acquire control or change the composition of the Underlying Fund’s board. This may discourage a third party from seeking to obtain control of the Underlying Fund, which could limit the ability of Underlying Fund shareholders to sell their shares at a premium over prevailing market prices.

●	Non-Diversified Risk. Some of the Underlying Funds may invest a relatively high percentage of their assets in a smaller number of issuers or may invest a larger proportion of their assets in the obligations of a single issuer. Moreover, the gains and losses on an investment in such an Underlying Fund may have a greater impact on the Fund’s NAV and may make the value of the Fund’s investment in such an Underlying Fund more volatile than an investment in more diversified Underlying Funds.

●	Risk of Investment Restrictions. The Fund is subject to the provisions of the 1940 Act that limit the amount that the Fund and its affiliates, in the aggregate, can invest in the outstanding voting securities of any one Underlying Fund. The Fund and its affiliates may not acquire “control” of an Underlying Fund, which is presumed once ownership of an Underlying Fund’s outstanding voting securities exceeds 25%. This limitation could inhibit the Fund’s ability to purchase one or more Underlying Funds.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Some of the Underlying Funds may invest a relatively high percentage of their assets in a smaller number of issuers or may invest a larger proportion of their assets in the obligations of a single issuer. Moreover, the gains and losses on an investment in such an Underlying Fund may have a greater impact on the Fund’s NAV and may make the value of the Fund’s investment in such an Underlying Fund more volatile than an investment in more diversified Underlying Funds.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling 1-888-783-8637 and may also be available at www.rareviewcapital.com

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-783-8637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rareviewcapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	03/31/2021	7.05%
Worst Quarter:	03/31/2022	-9.47%
The Fund’s year-to-date return as of the most recent fiscal quarter, which ended December 31, 2022, was -17.12%
RAREVIEW DYNAMIC FIXED INCOME ETF | 50% ICE BoFA 5-10 Year US Corp TR USD
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(14.10%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(6.35%)	[1]
RAREVIEW DYNAMIC FIXED INCOME ETF | RAREVIEW DYNAMIC FIXED INCOME ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RDFI
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.97%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.74%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 315
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	963
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,635
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,430
Annual Return 2021	rr_AnnualReturn2021	12.62%
Annual Return 2022	rr_AnnualReturn2022	(17.12%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(17.12%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.47%)
1 Year	rr_AverageAnnualReturnYear01	(17.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.66%
RAREVIEW DYNAMIC FIXED INCOME ETF | RAREVIEW DYNAMIC FIXED INCOME ETF | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.37%)
RAREVIEW DYNAMIC FIXED INCOME ETF | RAREVIEW DYNAMIC FIXED INCOME ETF | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(10.09%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.10%)
RAREVIEW TAX ADVANTAGED INCOME ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - RAREVIEW TAX ADVANTAGED INCOME ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rareview Tax Advantaged Income ETF (the “Fund”) seeks total return with an emphasis on providing current income, a substantial portion of which will be exempt from federal income taxes.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, sell, or hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended September 30, 2022, the Fund had a portfolio turnover rate of 65%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that seeks to achieve its investment objective principally through investments in unaffiliated closed-end funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Under normal market conditions, the Fund will invest in municipal bond closed-end funds trading at a discount or premium to their underlying net asset value and that pay regular periodic cash distributions.

Closed-end funds are investment companies registered with the U.S. Securities and Exchange Commission (“SEC”) that issue a fixed number of shares through an initial public offering, after which shares will typically be traded on an exchange such as the New York Stock Exchange (“NYSE”) or the Nasdaq National Market System. Unlike open-end investment companies, shares of closed-end funds are not redeemable with the fund on a daily basis. A share in a closed-end fund represents an investment in the underlying assets held by the closed-end fund. A closed-end fund’s value increases or decreases due to various factors, including but not limited to general market conditions, the market’s confidence in the closed-end fund adviser’s ability to generate desired investment returns, and investor confidence in the closed-end fund’s underlying assets. The Adviser seeks to select closed-end funds for the Fund’s portfolio whose shares are trading at a discount or premium relative to their underlying net asset values (“NAV”). A closed-end fund’s shares that are traded on an exchange may be bought or sold at a market price that is lower or higher than the per-share value of the closed-end fund’s underlying assets; when this occurs, the shares are considered to be traded at a discount or premium, respectively. The Fund may generate income in the form of capital gains when the Fund sells shares of a closed-end fund whose shares the Fund initially purchased at discount and whose NAV has subsequently moved closer to the per-share value of its underlying assets. The Fund may also receive income generated from distributions from its holdings in closed-end funds, and may employ a dividend capture strategy in which the Fund purchases shares of a closed-end fund just prior to the ex-dividend date to capture the dividend distribution, then selling it after the dividend is paid.

While the Fund will invest primarily in closed-end funds, the Fund may invest up to 30% of its assets in municipal or short term Treasury exchange traded funds (“ETFs”) if in the Adviser’s discretion, the ETFs will provide a better investment opportunity or liquidity for the asset class. The Fund, and the closed-end funds in which the Fund invests, may invest in derivatives, including listed and over-the-counter index futures, options and swaps, for hedging purposes to mitigate interest rate, equity, credit, commodity, currency and volatility risks. The Fund may invest in cash and cash equivalents to offset leverage and interest rate exposure within the Fund’s holdings in closed-end funds.

The Adviser may sell or reduce the Fund’s position in a holding for a variety of reasons when appropriate and consistent with the Fund’s investment objectives and policies, or when the holding no longer meets the Adviser’s investment selection criteria. Generally, the Fund will sell or reduce its position in a closed-end fund when its discount-to-NAV has reverted to or has moved significantly above its fair value, as determined by the Adviser. The Fund may also sell or reduce its positions when attempting to rebalance the distribution of Fund assets among asset classes in the interest of affecting the Fund’s relative risk levels and expected returns.

In managing the Fund’s portfolio, the Adviser will engage in frequent portfolio transactions, resulting in a higher portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value (“NAV”) and price of shares and performance. As a result of the Fund’s direct investments in closed-end funds and ETFs, the Fund is indirectly exposed to the risks of the investments held and operations conducted by those funds.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Underlying Fund Risk. Closed-End Funds and Exchange Traded Funds (the “Underlying Funds”), in which the Fund invests, are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other funds that invest directly in stocks and bonds. Each Underlying Fund is subject to its own specific risks, but the Adviser expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Fund.

●	Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Certain municipalities may have difficulty meeting their obligations due to, among other reasons, changes in underlying demographics. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market. Municipal securities may include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from a municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations.

●	Call Risk. The Fund may invest in callable bonds. If interest rates fall, it is possible that issuers of callable securities will “call” (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during or following a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security or securities with greater risks or other less favorable features. If that were to happen, it would decrease the Fund’s net investment income.

●	Credit Risk. Bonds are subject to credit risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely. Bonds are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a bond may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security.

●	U.S. Credit Ratings. The rating criteria and methodology used by U.S. rating agencies may not be fully transparent and such ratings may not accurately reflect the risk of investing in such instruments.

●	Duration Risk. Longer-term securities may be more sensitive to interest rate changes. Given the recent, historically low interest rates and the potential for increases in those rates, a heightened risk is posed by rising interest rates to a fund whose portfolios include longer-term fixed income securities. Duration is the measure of the sensitivity of a debt security to changes in market interest rates. For example, if interest rates increase by 1%, a fixed income security with a duration of two years will decrease in value by approximately 2%.

●	Extension Risk. The risk that if interest rates rise, repayments of principal on certain debt securities may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

●	Interest Rate Risk. Debt securities, such as bonds, are also subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up. The prevailing historically low interest rate environment increases the risks associated with rising interest rates, including the potential for periods of volatility and increased redemptions. In addition, debt securities, such as bonds, with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities with shorter durations.

●	Prepayment Risk. The risk that the issuer of a debt security repays all or a portion of the principal prior to the security’s maturity therefore resulting in lower yields to shareholders of the Fund. The Fund may be unable to re-invest the proceeds in an investment with as great a yield.

●	State Risk. The Fund may invest a significant portion of its assets in municipal obligations of issuers located in a particular state. Consequently, the Fund may be affected by political, economic, regulatory and other developments within that state and by the financial condition of that state’s political subdivisions, agencies, instrumentalities and public authorities.

●	Special Tax Bond Risk. The Fund will be sensitive to, and its performance may depend to a greater extent on, the overall condition and performance of special tax bonds. Special tax bonds are usually backed and payable through a single tax, or series of special taxes such as incremental property taxes. The failure of the tax levy to generate adequate revenue to pay the debt service on the bonds may cause the value of the bonds to decline. Adverse conditions and developments affecting a. particular project may result in lower revenues to the issuer of the municipal securities, which may adversely affect the value of the Fund’s portfolio.

●	Transportation Bond Risk. The Fund will be sensitive to, and its performance may depend to a greater extent on, the overall condition and performance of transportation bonds. Transportation bonds may be issued to finance the construction of airports, toll roads, highways or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation related securities, as do the presence of alternate forms of transportation, such as public transportation.

Municipal securities that are issued to finance a particular transportation project often depend solely on revenues from that project to make principal and interest payments. Adverse conditions and developments affecting a particular project may result in lower revenues to the issuer of the municipal securities.

●	Water and Sewer Bond Risk. The Fund will be sensitive to, and its performance may depend to a greater extent on, the overall condition and performance of water and sewer bonds. Water and sewer revenue bonds are often considered to have relatively secure credit as a result of their issuer’s importance, monopoly status and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run off or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation and federal environmental mandates are challenges faced by issuers of water and sewer bonds.

Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful.

Cash and Cash Equivalents. The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which a Fund may invest is rapidly rising. If a Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

Closed-End Fund Risk. Closed-end funds involve investment risks different from those associated with other investment companies. Shares of closed-end funds frequently trade at either a premium or discount relative to their NAV. When the Fund purchases shares of a closed-end fund at a discount to its NAV, there can be no assurance that the discount will decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of the Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund. Many closed-end funds also utilize leverage, which will expose the Fund to greater risk of significant changes in share prices of the closed-end funds’ share prices, and will require payment of leverage interest or dividend expenses, reducing the closed-end fund’s overall return. Closed-end funds also expose the Fund to illiquidity risks because closed-end funds may have smaller market capitalizations than other exchange-traded investments. Closed-end funds that pay a dividend or distribution may reduce or eliminate such payments from time to time.

●	Anti-Takeover Measures Risk. Certain closed-end funds may have provisions in their organizational documents intended to limit the ability of third parties to acquire control or change the composition of the closed-end fund’s board. This may discourage a third party from seeking to obtain control of the closed-end fund, which could limit the ability of closed-end fund shareholders to sell their shares at a premium over prevailing market prices.

Control of Underlying Fund Risk. Although the Fund and the Adviser will evaluate regularly each closed-end fund to determine whether its investment program is consistent with the Fund’s investment objective, the Adviser will not have any control over the investments made by a closed-end fund. The investment adviser to each closed-end fund may change aspects of its investment strategies at any time. The Adviser will not have the ability to control or otherwise influence the composition of the investment portfolio of a closed-end fund.

Derivatives Risk. Through its investments in other funds, the Fund may be subject to the risks of investing in derivative securities. The value of a derivative security may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives can be highly volatile and illiquid and may entail investment exposure greater than the total value of the derivatives’ underlying assets (their “notional amount”).

●	Futures. Futures contracts markets are highly volatile and are influenced by a variety of factors, including national and international political and economic developments. Investing in futures usually exposes investors in a greater degree of leverage than other investments. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund.

●	Options. The market values of options may not always move in synch with the market value of the underlying securities. Specific market movements of an option and the instruments underlying an option cannot be predicted. The purchaser of an option is subject to the risk of losing the entire purchase price of the option if the option has not been sold or exercised prior to the option’s expiration date.

●	Swaps. Swaps are agreements to exchange cash flows. Swaps may be difficult to value and may be considered illiquid. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial loss.

Dividend Risk. The Fund’s ability to achieve its investment objectives depends in part upon the Adviser’s ability to anticipate the dividend policies of closed-end funds and the underlying companies in which such closed-end funds invest. When the Fund employs dividend capture strategies the Adviser is required to identify and exploit opportunities such as the announcement of major corporate actions, including restructuring initiatives or a special dividend, that may lead to a high level of current dividend income. These situations are typically not recurring in nature or frequency, may be difficult to predict, and may not result in an opportunity that allows the Adviser to fulfill the Fund’s investment objective. The use of dividend capture strategies will expose the Fund to increased trading costs and potential for capital loss or gain, particularly in the event of significant short-term price movements of investments subject to dividend capture trading.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

(a)	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

(b)	No Guarantee of Active Trading Market. While Shares are listed on the Exchange, there can be no assurance that an active trading market for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

(c)	Trading Issues. Trading in Shares on the CBOE BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

(d)	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

(a)	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

(b)	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

(c)	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

(e)	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

(f)	Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below, or at their most recent NAV. Disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), as well as other factors, may result in Shares trading at a significant premium or discount to NAV or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares that were bought or sold or the shareholder may be unable to sell his or her Shares. The securities held by the Fund may be trade in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the resulting premium or discount to the Shares’ NAV may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity, in the markets for the Fund’s underlying holdings. There are various methods by which investors can purchase and sell Shares. Investors should consult their financial intermediaries before purchasing or selling Shares of the Fund.

High Yield Fixed Income Securities. Fixed income securities in a closed-end fund that are rated below investment grade (i.e., “high yield fixed income securities” or “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer. High yield fixed income securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Illiquidity Risk. Certain of the Fund’s investments may not be readily sold at the desired time or price, and may be sold at a lower price or may not have a sufficient market to be sold at all. An inability to sell securities can adversely affect the value of the Fund or prevent the Fund from taking advantage of other investment opportunities. Also, an inability to sell securities may affect the Fund’s ability to meet redemption requests. In certain circumstances, it may be difficult for the Fund to purchase and sell particular portfolio investments in closed-end funds due to infrequent trading in such investments. The prices of such investments may experience significant volatility, make it more difficult for the Fund to transact significant amounts of such investments without an unfavorable impact on prevailing market prices, or make it difficult for the Adviser to dispose of such investments at a fair price or at the time the Adviser believes it is desirable to do so. Closed-end funds that are liquid investments may become illiquid or less liquid after purchase by the Fund, particularly during periods of market turmoil or economic uncertainty. Illiquid and relatively less liquid investments may be harder to value. The Fund is limited to investing only up to 15% of its net assets (plus borrowings for investment purposes) in illiquid securities.

Investments in Undervalued Securities. The Fund’s investment strategy includes investing in closed-end funds that are, in the Adviser’s opinion, undervalued based on their underlying assets. There is no assurance that the Adviser will successfully identify such investment opportunities. While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments may involve a high level of risk, and may result in substantial losses.

Leverage Risk. Although the Fund will not itself employ leverage, the underlying holdings will often employ leverage, subject to investment company limits set forth by the U.S. Securities and Exchange Commission (the “SEC”). There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

Management Style Risk. Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions. The returns from the types of investments purchased by the Fund (e.g., closed-end funds which pay regular periodic cash distributions) may at times be better or worse than the returns from other types of funds. Each type of investment tends to go through cycles of performing better or worse than the market in general. The performance of the Fund may thus be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds’ portfolios may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has negatively affected the worldwide economy, as well as the economies of individual countries, including the United States, the financial health of consumers, borrowers, individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund. Any such impact could adversely affect the Fund’s performance, and the performance, liquidity, credit quality and financial underpinnings of the securities in which the Fund invests, and may lead to losses on your investment in the Fund.

Money Market Mutual Fund Risk. The Fund may invest in money market mutual funds in order to manage its cash component. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures.

Portfolio Turnover Risk. The Fund may turn over its portfolio investments for a variety of reasons, including for asset allocation rebalances, changes in a closed-end fund’s valuation, temporary defensive positions, dividend capture strategies, or short-term trading strategies. Investments may be sold when, in the opinion of the Adviser, investment considerations warrant such action, without regard to the length of time held. These policies, together with the ability of the Fund to effect short sales of securities and to engage in transactions in derivatives, may have the effect of increasing the Fund’s annual rate of portfolio turnover. If investments are not held for the applicable holding periods, dividends paid on them will not qualify for advantageous U.S. federal tax rates.

Quantitative Model Risk. Securities or other investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Sector Risk. The Fund’s assets may be concentrated in a particular sector or sectors. To the extent that the Fund is concentrated in a particular sector or sectors, the Fund will be subject to the risk that the economic, political or other conditions that have a negative effect on those sectors may negatively impact the Fund to a greater extent than if the Fund’s assets were in a wider variety of sectors.

Short Sales Risk. Selling securities short creates the risk of losing an amount greater than the amount invested. Short selling is subject to the theoretically unlimited risk of loss because there is no limit on how much the price of a stock may appreciate before the short position is closed out. A short sale may result in a sudden and substantial loss if, for example, an acquisition proposal is made for the subject company at a substantial premium over the market price.

Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

U.S. Treasury Futures Contracts Hedge Risk. The Adviser, as it deems appropriate, intends to hedge against interest rate risk by short selling U.S. Treasury futures contracts. To the extent the Fund holds such short positions, should market conditions cause U.S. Treasury prices to rise, the Fund’s portfolio could experience a loss; and should U.S. Treasury prices rise at the same time municipal bond and/or closed-end municipal bond fund prices fall, these losses will be greater than if the hedging strategy had not been in place. The hedging strategy depends on market conditions and the judgment of the Adviser, and there is no guarantee that the success of the hedging strategy will be successful in mitigating interest rate risk or preventing losses to the Fund’s portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling 1-212-475-8664 and may also be available at www.rareviewcapital.com

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-212-475-8664
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rareviewcapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	12/31/2021	6.02%
Worst Quarter:	03/31/2022	-14.16%
The Fund’s year-to-date return as of the most recent fiscal quarter, which ended December 31, 2022, was -22.67%.
RAREVIEW TAX ADVANTAGED INCOME ETF | Bloomberg Municipal TR USD
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(8.53%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.35%)	[3]
RAREVIEW TAX ADVANTAGED INCOME ETF | RAREVIEW TAX ADVANTAGED INCOME ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RTAI
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.76%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.51%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.02%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 279
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	909
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,564
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,318
Annual Return 2021	rr_AnnualReturn2021	10.82%
Annual Return 2022	rr_AnnualReturn2022	(22.67%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(22.67%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.16%)
1 Year	rr_AverageAnnualReturnYear01	(22.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.69%)
RAREVIEW TAX ADVANTAGED INCOME ETF | RAREVIEW TAX ADVANTAGED INCOME ETF | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(23.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.62%)
RAREVIEW TAX ADVANTAGED INCOME ETF | RAREVIEW TAX ADVANTAGED INCOME ETF | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.46%)
Rareview Inflation/Deflation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - RAREVIEW INFLATION/DEFLATION ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rareview Inflation/Deflation ETF (the “Fund”) seeks a rate of return that exceeds the rate of inflation over a business cycle.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended September 30, 2022, the Fund had a portfolio turnover rate of 390%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	390.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and exchange traded funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective through investments in inflation-protected U.S. Treasury securities (“TIPS”), exchange traded funds that primarily invest in TIPS, or other U.S. Treasury securities. The Fund seeks to achieve its investment objective over a business cycle which it defines as approximately 60 months. The Adviser invests the Fund’s assets in TIPS or ETFs that primarily invest in TIPS when the Adviser believes the market is in an inflationary environment. The Adviser invests in U.S. Treasury securities when the Adviser believes the market is in a deflationary environment. The Fund will also either invest in a combination of cash, cash equivalents, and exchange traded and over-the-counter fixed income derivatives based on the Adviser’s outlook on current interest rates. The Fund may invest in any of the following exchange traded and over-the-counter fixed income derivatives:

Exchange Traded Derivative Fixed Income Instruments:

●	U.S. treasury futures (contracts for the purchase and sale of U.S. government notes or bonds for future delivery);

●	Options on U.S. treasury futures (contracts that provide the buyer the right (rather than an obligation) to buy or sell the underlying instrument at a predetermined price and expiration date); and

●	Short-term interest rate futures (contract that derives its value from the interest rate at maturation).

Over-the-Counter Derivative Fixed Income Instruments:

●	U.S. interest rate swaps (agreement between two parties to exchange one stream of interest payments for another);

●	Options on inflation-linked benchmarks such as the consumer price index.

The Adviser selects derivatives based upon its evaluation of relative value based on cost, option strike price (price that the option can be bought or sold by the option holder) and maturity (the last date the option or other contract is valid) and will exercise or close the options and other derivatives based on maturity or portfolio rebalancing requirements. The Adviser anticipates purchasing and selling its derivatives on a monthly, quarterly, or annual basis, depending upon the Adviser’s rebalancing strategy and derivatives expiration dates. However, the Adviser may rebalance the Fund’s derivative portfolio on a more frequent basis for a number of reasons such as market volatility or a derivative position has appreciated to the point that the Adviser believes that it is prudent to decrease the Fund’s exposure and realize gains for the Fund’s shareholders.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of shares and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

TIPS Risk. TIPS are debt instruments issued by the by the United States Department of the Treasury. The principal of TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When TIPS mature, investors are paid the adjusted principal or original principal, whichever is greater. Interest payments on TIPS are unpredictable because they fluctuate as the principal of TIPS are adjusted for inflation. TIPS decline in value when real interest rates rise. However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration. Inflation-indexed bonds generally pay a lower nominal interest rate than a comparable non-inflation-indexed bond. There can be no assurance that the CPI will accurately measure the real rate of inflation in the prices of goods and services. Any increases in the principal amount of TIPS will be considered taxable ordinary income, even though the Fund or applicable underlying ETF will not receive the principal until maturity. As a result, the Fund may make income distributions to shareholders that exceed the cash it receives.

Fixed Income Risk. Through its investments in other funds, the Fund may be subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.

Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful.

Cash and Cash Equivalents. The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Derivatives Risk. The Fund may be subject to the risks of investing in derivative instruments. The value of a derivative may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives can be highly volatile and illiquid and may entail investment exposure greater than the total value of the derivatives’ underlying assets (their “notional amount”).

●	Futures. Futures contracts markets are highly volatile and are influenced by a variety of factors, including national and international political and economic developments. Investing in futures usually exposes investors in a greater degree of leverage than other investments. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund.

●	Options. The market values of options may not always move in synch with the market value of the underlying securities or reference instrument. Specific market movements of an option and the instruments underlying an option cannot be predicted. The purchaser of an option is subject to the risk of losing the entire purchase price of the option if the option has not been sold or exercised prior to the option’s expiration date.

●	Swaps. Swaps are agreements to exchange cash flows. Swaps may be difficult to value and may be considered illiquid. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial loss.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

●	No Guarantee of Active Trading Market. While Shares are listed on the Exchange, there can be no assurance that an active trading market for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

●	Trading Issues. Trading in Shares on the CBOE BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

○	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

○	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

Leverage Risk. The use of leverage by the Fund, such as the use of options, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

Management Style Risk. Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions. The returns from the types of investments purchased by the Fund may at times be better or worse than the returns from other types of funds. Each type of investment tends to go through cycles of performing better or worse than the market in general. The performance of the Fund may thus be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolios may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has negatively affected the worldwide economy, as well as the economies of individual countries, including the United States, the financial health of consumers, borrowers, individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund. Any such impact could adversely affect the Fund’s performance, and the performance, liquidity, credit quality and financial underpinnings of the securities in which the Fund invests, and may lead to losses on your investment in the Fund.

Over-the-Counter Market Risk. Securities, options, and other derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup. The Fund is also exposed to default by the over-the-counter option writer or derivative counterparty who may be unwilling or unable to perform its contractual obligations to the Fund.

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures.

Portfolio Turnover Risk. The Fund may turn over its portfolio investments for a variety of reasons, including for asset allocation rebalances, temporary defensive positions, or short-term trading strategies. Investments may be sold when, in the opinion of the Adviser, investment considerations warrant such action, without regard to the length of time held. These policies, together with the ability of the Fund to engage in transactions in derivatives, may have the effect of increasing the Fund’s annual rate of portfolio turnover.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, there is the risk that you could lose money through your investment in the Fund.
Rareview Inflation/Deflation ETF | Rareview Inflation/Deflation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FLTN
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.73%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.94%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.95%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	517
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	959
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,187
Rareview Systematic Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - RAREVIEW SYSTEMATIC EQUITY ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rareview Systematic Equity ETF (the “Fund”) seeks returns that exceed global developed and emerging markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended September 30, 2022, the Fund had a portfolio turnover rate of 237%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	237.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing in exchange traded funds that primarily invest in equity securities of domestic, foreign or emerging market issuers of any market capitalization (“Underlying Equity ETFs”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus any amounts of borrowings) in Underlying Equity ETFs.

In investing in Underlying Equity ETFs, the Fund seeks investment exposure to one or more of the following equity sub-strategies: (1) U.S Large Capitalization, (2) U.S. Small Capitalization, (3) Emerging Markets, or (4) Non-U.S. Developed Markets securities (each a “sub-strategy and collectively, the “sub-strategies”).

●	U.S. Large Capitalization. The Fund considers a large capitalization securities to be those companies with market capitalizations of $10 billion or more.

●	U.S. Small Capitalization. The Fund defines small capitalization companies as those at time of purchase with market capitalizations below $3 billion or in the range of those market capitalizations of companies included in the Russell 2000 Index at the time of purchase.

●	Emerging Markets. The Fund considers an emerging market country to include any country that is (1) generally recognized to be an emerging market country by the international financial community, including the World Bank; (2) classified by the United Nations as a developing country; or (3) included in the MSCI Emerging Markets Index. The adviser determines that an investment is tied economically to an emerging market if such investment satisfies one or more of the following conditions: (1) the issuer’s primary trading market is in an emerging market; (2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in emerging markets; (3) the investment is included in an index representative of emerging markets; and (4) the investment is exposed to the economic risks and returns of emerging markets.

●	Non U.S. Developed Markets. The Fund defines a developed ex-US ETF as one that is comprised of large-, mid- and small-capitalization developed market equities, excluding the U.S. and Canada.

In managing the Fund’s assets, the adviser utilizes the sub-adviser’s quantitative investment system. The sub-adviser’s proprietary system uses multiple data sets, including price, market volatility, and changes in U.S. credit markets and algorithms to determine how to allocate the Fund’s portfolio amongst the sub-strategies. When the sub-adviser’s quantitative investment system indicates a positive return for the strategy, the Fund will invest up to 133% of the Fund’s portfolio in the Underlying Equity ETFs and equity index futures contracts that represent the sub-strategies. When the sub-adviser’s quantitative investment system indicates a negative return, the adviser will use equity index futures contracts to provide short investment exposure to the applicable sub-strategy. There may be instances when the sub-adviser’s quantitative investment system indicates a negative return for all four sub-strategies, which will result in the Fund’s assets being primarily invested in cash or cash equivalents. The Fund will use futures to increase the Fund’s combined long and short exposure. The use of futures creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, may amplify the effects of market volatility on the Fund’s net asset value.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of shares and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful.

Cash and Cash Equivalents. The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

Derivatives Risk. The Fund may be subject to the risks of investing in derivative instruments. The value of a derivative may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives can be highly volatile and illiquid and may entail investment exposure greater than the total value of the derivatives’ underlying assets (their “notional amount”).

●	Futures. Futures contracts markets are highly volatile and are influenced by a variety of factors, including national and international political and economic developments. Investing in futures usually exposes investors in a greater degree of leverage than other investments. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Emerging Markets Risk. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging markets typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

●	No Guarantee of Active Trading Market. While Shares are listed on the Exchange, there can be no assurance that an active trading market for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

●	Trading Issues. Trading in Shares on the CBOE BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

○	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

○	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

Foreign Investment Risk. The Fund may invest in securities domiciled in countries outside the U.S. and Canada that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. and Canadian companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards than those of U.S. and Canadian markets.

Large Capitalization Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Leverage Risk. The use of leverage by the Fund, such as the use of options, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

Management Style Risk. Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions. The returns from the types of investments purchased by the Fund may at times be better or worse than the returns from other types of funds. Each type of investment tends to go through cycles of performing better or worse than the market in general. The performance of the Fund may thus be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolios may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has negatively affected the worldwide economy, as well as the economies of individual countries, including the United States, the financial health of consumers, borrowers, individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund. Any such impact could adversely affect the Fund’s performance, and the performance, liquidity, credit quality and financial underpinnings of the securities in which the Fund invests, and may lead to losses on your investment in the Fund.

Model Risk. Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the adviser’s mathematical model. No assurance can be given that the fund will be successful under all or any market conditions.

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures.

Small and Medium Capitalization Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Underlying Fund Risk. ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the ETFs and may be higher than other funds that invest directly in stocks and bonds. Each of the ETFs is subject to its own specific risks, but the adviser expects the principal investments risks of such ETFs will be similar to the risks of investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, there is the risk that you could lose money through your investment in the Fund.
Rareview Systematic Equity ETF | Rareview Systematic Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RSEE
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.84%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[9]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.40%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	567
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,018
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,269
Mohr Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: MOHR GROWTH ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Mohr Growth ETF (the “Fund”) seeks to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses, excluding any brokerage fees, that you may pay if you buy, sell, and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may adversely affect the Fund’s performance. For the period ended September 30, 2022, the Fund had a portfolio turnover of 1,223%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1223.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses, which are estimated for the Fund’s initial fiscal year, are the indirect costs of investing in other investment companies.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s highlights because the financial statements include only direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange traded fund (“ETF”) that is managed by Retireful, LLC (the “Adviser”) and designed for investors looking for long-term growth and who can tolerate large principal value fluctuations. The Adviser seeks to achieve the Fund’s investment objective by using a tactical go-anywhere approach to invest in a wide variety of asset classes, which the Fund defines based on the market capitalization and/or industry classification. The Fund invests in ETFs that invest in equity securities of any market capitalization that are representative of an asset class or an investment style and individual equity securities without regard to market capitalization. The Fund may invest in U.S., foreign, and emerging market issuers. The Fund defines emerging market issuers as those found in countries represented in the MSCI Emerging Market index. The Adviser delegates trading the Fund’s securities to Tuttle Capital Management, LLC (the “Sub-Adviser”).

The Fund may invest in asset classes and investment styles such as:

●	Blend - ETFs that include a mix of both value and growth stocks.

●	Global- ETFs that invest in companies located anywhere in the world including the investor’s own country.

●	Growth - ETFs with capital appreciation as their primary goal, with little or no dividend payouts.

●	International - ETFs that invest in companies located anywhere in the world outside of its investors' country of residence.

●	Technology - ETFs that invest in assets of companies involved in the sector of technology.

●	Value - ETFs that follow a value investing strategy and seek to invest in stocks that are deemed to be undervalued in price based on fundamental characteristics.

●	Cash.

The Adviser utilizes a proprietary technology that primarily analyzes the price of securities and ETFs and attempts to identify upward and downward trends. The price of a security is analyzed using multiple mathematical formulas. Each formula is combined to create a composite score for each potential investment and recommends when to buy and sell and how long to hold each security. The Adviser uses composite scores to create a portfolio, generally composed of approximately thirty ETFs. Between ETFs with similar ranks, those with lower expenses and higher liquidity are preferred by the Sub-Adviser. When an unexpected market event occurs, the Adviser’s proprietary technology may signal a move of up to the entire portfolio to cash or ETFs that invest in money market funds. The Fund may invest up to 100% of its assets in ETFs of a particular asset class or investment style. In managing the Fund’s portfolio, the Adviser will engage in frequent trading, resulting in a high portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value (“NAV”) and performance.

●	Cash and Cash Equivalents Risk: At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

●	Emerging Markets Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

●	ETF Structure Risk: The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	Exchange Traded Funds Risk: The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs in which it invests and may be higher than other mutual funds that invest directly in stocks and bonds. Each other ETF is subject to specific risks, depending on the nature of the ETF.

●	Foreign Securities Risk: Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

●	Large Capitalization Stock Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities market.

●	Management Risk: The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

●	Money Market Risk: The Fund’s investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Certain money market funds seek to preserve the value of their shares at $1.00 per share, although there can be no assurance that they will do so, and it is possible to lose money by investing in such a money market fund. A major or unexpected change in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause the share price of such a money market fund to fall below $1.00. Other money market funds price and transact at a “floating” NAV that will fluctuate along with changes in the market-based value of fund assets. Shares sold utilizing a floating NAV may be worth more or less than their original purchase price. Recent changes in the regulation of money market funds may affect the operations and structures of money market funds.

●	Portfolio Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs. Such transactional and brokerage costs have a negative effect on Fund performance. Frequent trading may result in the Fund realizing more short-term capital gains than other funds.

●	Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all ETFs, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance table below shows the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling (866) 904-0406 and may also be available at www.mohrfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table below shows the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 904-0406
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mohrfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 12/21/2022 0.01% Worst quarter: 6/30/2022- -11.07% The Fund’s year-to-date return as of the most recent fiscal quarter, which ended December 31, 2022, was -21.44%
Mohr Growth ETF | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	(13.50%)	[12]
Mohr Growth ETF | Mohr Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MOHR
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[13]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,294
Annual Return 2022	rr_AnnualReturn2022	(21.44%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(21.44%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 21, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.07%)
1 Year	rr_AverageAnnualReturnYear01	(21.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	(18.98%)
Mohr Growth ETF | Mohr Growth ETF | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(21.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	(18.98%)
Mohr Growth ETF | Mohr Growth ETF | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(12.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.40%)
Adaptive Core ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: ADAPTIVE CORE ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Adaptive Core ETF (the “Fund”) seeks to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses, excluding any brokerage fees, that you may pay if you buy, sell, and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may adversely affect the Fund’s performance. For the period ended September 30, 2022, the Fund had a portfolio turnover of 1,180%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1180.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses, which are estimated for the Fund’s current fiscal year, are the indirect costs of investing in other investment companies.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange traded fund (“ETF”) that is managed by Retireful, LLC (the “Adviser”). The Adviser believes the Fund is ideal for investors seeking long-term capital appreciation but who prefer to minimize principal fluctuation. The Adviser seeks to achieve the Fund’s investment objective by using a tactical go-anywhere approach to invest in a wide variety of asset classes, which the Fund defines based on the market capitalization and/or industry classification. The Fund invests in individual equity securities without regard to market capitalization and ETFs that invest in equity securities of any market capitalization including convertible equity securities and fixed income ETFs.

The Fund’s portfolio may hold securities from issuers of any market capitalization, credit quality, maturity, or country. Fixed income securities may include securities with credit quality below investment grade (commonly referred to as “junk bond” credit quality). The Fund defines junk bonds as those rated below Baa3 by Moody’s Investors Service or below BBB- by Standard and Poor’s Rating Group, or, if unrated, determined by the Sub-Adviser to be of similar credit quality. Foreign securities include issuers from emerging market countries. The Fund defines emerging market issuers as those found in countries represented in the MSCI Emerging Market index.

The Fund may invest in asset classes and investment styles such as:

●	Blend - ETFs that include a mix of both value and growth stocks.

●	Bonds - a fixed income instrument that represents a loan made by an investor to a borrower.

●	Convertibles - bonds or preferred shares, that can be converted into common stock.

●	Core - ETFs seeking stable growth in safer sectors of the economy.

●	Growth - ETFs with capital appreciation as their primary goal, with little or no dividend payouts.

●	High Yield Bonds (Junk Bonds).

●	Income - ETFs that emphasize current income, either on a monthly or quarterly basis, as opposed to capital gains or appreciation.

●	Multi-Sector Bond - ETFs that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high-yield U.S. debt securities.

●	Cash.

The Adviser utilizes a proprietary technology that primarily analyzes the price of securities and ETFs and attempts to identify upward and downward trends. The price of a security is analyzed using multiple mathematical formulas. Each formula is combined to create a composite score for each potential investment and recommends when to buy and sell and how long to hold each security. The Adviser uses composite scores to create a portfolio, generally composed of approximately thirty ETFs. Between ETFs with similar ranks, those with lower expenses and higher liquidity are preferred by the Adviser. When an unexpected event occurs, the Adviser’s proprietary technology may signal a move of the entire portfolio to cash or ETFs that invest in money market funds.. The Fund may invest in up to 100% of its assets in ETFs of a particular asset class or investment style. In managing the Fund’s portfolio, the Adviser will engage in frequent trading, resulting in a high portfolio turnover rate. The Adviser delegates trading the Fund’s securities to Tuttle Capital Management, LLC.

Adaptive Core in the Fund’s name refers to the ability of the Adviser’s proprietary technology to adapt to market conditions. The Fund’s proprietary technology allows the Adviser to shift the Fund’s portfolio from a growth to conservative position based on current market conditions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.

●	Cash and Cash Equivalents Risk: At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

●	Emerging Markets Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

●	ETF Structure Risk: The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	Exchange Traded Funds Risk: The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs in which it invests and may be higher than other funds that invest directly in stocks and bonds. Each other ETF is subject to specific risks, depending on the nature of the ETF.

●	Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

●	Foreign Securities Risk: Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

●	High Yield Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

●	Management Risk: The Adviser’s assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy will produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

●	Money Market Risk: The Fund’s investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Certain money market funds seek to preserve the value of their shares at $1.00 per share, although there can be no assurance that they will do so, and it is possible to lose money by investing in such a money market fund. A major or unexpected change in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause the share price of such a money market fund to fall below $1.00. Other money market funds price and transact at a “floating” NAV that will fluctuate along with changes in the market-based value of fund assets. Shares sold utilizing a floating NAV may be worth more or less than their original purchase price. Recent changes in the regulation of money market funds may affect the operations and structures of money market funds.

●	Portfolio Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs. Such transactional and brokerage costs have a negative effect on Fund performance. Frequent trading may result in the Fund realizing more short-term capital gains than other funds.

●	Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all ETFs, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance table below shows the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling (866) 464-6608 and may also be available at www.mohrfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table below shows the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 464-6608
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mohrfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 12/31/2022- 0.62% Worst quarter: 6/30/2022 - -10.78% The Fund’s year-to-date return as of the most recent fiscal quarter, which ended December 31, 2022, was -22.69%
Adaptive Core ETF | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)	[14]
Since Inception	rr_AverageAnnualReturnSinceInception	(13.50%)	[14]
Adaptive Core ETF | Adaptive Core ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RULE
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[15]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,375
Annual Return 2022	rr_AnnualReturn2022	(22.69%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(22.69%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.78%)
1 Year	rr_AverageAnnualReturnYear01	(22.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	(19.08%)
Adaptive Core ETF | Adaptive Core ETF | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(22.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	(19.08%)
Adaptive Core ETF | Adaptive Core ETF | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.48%)
Mindful Conservative ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: MINDFUL CONSERVATIVE ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Mindful Conservative ETF (the “Fund”) seeks to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses, excluding any brokerage fees, that you may pay if you buy, sell, and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may adversely affect the Fund’s performance. For the period ended September 30, 2022, the Fund had a portfolio turnover of 665%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	665.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses, which are estimated for the Fund’s current fiscal year, are the indirect costs of investing in other investment companies.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange traded fund (“ETF”) that is managed by Retireful, LLC (the “Adviser”). The Adviser believes the Fund is ideal for conservative investors who cannot tolerate too much fluctuation in portfolio value and who are seeking current income. The Adviser seeks to achieve the Fund’s investment objective by using a tactical go-anywhere approach to invest in a wide variety of asset classes, which the Fund defines based on the market capitalization and/or industry classification. The Fund invests in individual equity securities without regard to market capitalization and ETFs that invest in equity securities of any market capitalization including convertible equity securities and fixed income ETFs.

The Fund’s portfolio may hold securities from issuers of any market capitalization, credit quality, maturity, or country. Fixed income securities may include securities with credit quality below investment grade (commonly referred to as “junk bond” credit quality). The Fund defines junk bonds as those rated below Baa3 by Moody’s Investors Service or below BBB- by Standard and Poor’s Rating Group, or, if unrated, determined by the Adviser to be of similar credit quality. Foreign securities include issuers from emerging market countries. The Fund defines emerging market issuers as those found in countries represented in the MSCI Emerging Market index. The Adviser delegates trading the Fund’s securities to Tuttle Capital Management, LLC.

The Fund may invest in asset classes and investment styles such as:

●	Blend - ETFs that include a mix of both value and growth stocks.

●	Bonds - Corporate and Treasury Intermediate and long term bonds.

●	Bonds/Convertibles - bonds or preferred shares, that can be converted into common stock.

●	Growth - ETFs with capital appreciation as their primary goal, with little or no dividend payouts.

●	Income - ETFs that emphasize current income, either on a monthly or quarterly basis, as opposed to capital gains or appreciation.

●	Cash.

The Adviser utilizes a proprietary technology that primarily analyzes the price of securities and ETFs and attempts to identify upward and downward trends. The price of a security is analyzed using multiple mathematical formulas. Each formula is combined to create a composite score for each potential investment and recommends when to buy and sell and how long to hold each security. The Adviser uses composite scores to create a portfolio, generally composed of approximately thirty ETFs. Between ETFs with similar ranks, those with lower expenses and higher liquidity are preferred by the Adviser. When an unexpected event occurs, the Adviser’s proprietary technology may signal a move of up to the entire portfolio to cash or ETFs that invest in money market funds. The Fund may invest up to 100% of its assets in ETFs of a particular asset class or investment style. In managing the Fund’s portfolio, the Adviser will engage in frequent trading, resulting in a high portfolio turnover rate.

Mindful Conservative in the Fund’s name refers to the Fund’s strategy, which the Adviser designed for investors who want an adaptive, conservative strategy but also is designed to provide adequate performance during a recovery.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.

●	Cash and Cash Equivalents Risk: At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

●	ETF Structure Risk: The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	Emerging Markets Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

●	Exchange Traded Funds Risk: The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs in which it invests and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF.

●	Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

●	Foreign Securities Risk: Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

●	High Yield Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

●	Large Capitalization Stock Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities market.

●	Management Risk: The Adviser’s assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy will produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

●	Money Market Risk: The Fund’s investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Certain money market funds seek to preserve the value of their shares at $1.00 per share, although there can be no assurance that they will do so, and it is possible to lose money by investing in such a money market fund. A major or unexpected change in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause the share price of such a money market fund to fall below $1.00. Other money market funds price and transact at a “floating” NAV that will fluctuate along with changes in the market-based value of fund assets. Shares sold utilizing a floating NAV may be worth more or less than their original purchase price. Recent changes in the regulation of money market funds may affect the operations and structures of money market funds.

●	Portfolio Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs. Such transactional and brokerage costs have a negative effect on Fund performance. Frequent trading may result in the Fund realizing more short-term capital gains than other funds.

●	Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all ETFs, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance table below shows the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling (866) 464-6608 and may also be available at www.mohrfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table below shows the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 464-6608
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mohrfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 12/31/2022- 0.63% Worst quarter: 6/30/2022- -7.11% The Fund’s year-to-date return as of the most recent fiscal quarter, which ended December 31, 2022, was -12.48%
Mindful Conservative ETF | Dow Jones U.S. Moderately Conservative Portfolio Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.16%)	[16]
Since Inception	rr_AverageAnnualReturnSinceInception	(11.39%)	[16]
Mindful Conservative ETF | Mindful Conservative ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MFUL
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[17]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,363
Annual Return 2022	rr_AnnualReturn2022	(12.48%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(12.48%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.11%)
1 Year	rr_AverageAnnualReturnYear01	(12.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	(12.02%)
Mindful Conservative ETF | Mindful Conservative ETF | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(12.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	(12.11%)
Mindful Conservative ETF | Mindful Conservative ETF | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.17%)
The SPAC and New Issue ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: THE SPAC AND NEW ISSUE ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPAC and New Issue ETF (the “Fund”) seeks to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses, excluding any brokerage fees, that you may pay if you buy, sell, and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may adversely affect the Fund’s performance. For the fiscal year ended September 30, 2022, the Fund had a portfolio turnover of 51%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange traded fund. In pursuing the Fund’s investment objective, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in units and shares of Special Purpose Acquisitions Companies (“SPACs”) that have a minimum capitalization of $100 million and companies that completed an initial public offering (“IPO”) within the last two years. A SPAC is a blank check company that has not yet merged with an operating company. SPACs are formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. SPACs often have pre-determined time frames to merge (typically two years) or the SPAC will liquidate. A SPAC generally offers units, each comprised of one share of common stock and a warrant (or portion of a warrant) to purchase common stock. A warrant is a security that allows its holder to purchase a specified amount of common stock at a specified price for a specified time. The Fund may seek to sell warrants that it receives in connection with the purchase of a SPAC’s units in order to generate additional returns for shareholders. The Fund may purchase units or shares of SPACs that have completed an IPO within the last two years on a secondary market or during a SPAC’s IPO. A SPAC that has completed a business transaction within the last two-years is considered a company that has completed an IPO within the last two-years. The Fund may enter into swap agreements on publicly traded SPACs and individual U.S. equities of any market capitalization that have completed an initial public offering within the last two-years. The Fund utilizes swap agreements in order to receive the returns associated with owning a SPAC or company that completed an initial public offering within the last two-years without the cost associated with directly investing in the SPAC or company. The Fund will utilize swap agreements to increase leverage in the Fund’s investments.

The Fund may also invest in depositary receipts or appropriate ETFs for cash management purposes or due to a lack of suitable investment opportunities, the Fund may hold up to 20% of its net assets in cash or similar short-term, high-quality debt securities.

The Adviser utilizes fundamental analysis to identify investment opportunities with favorable attributes, to evaluate industry dynamics, measure the strength of the business model and management skill. The Adviser will perform research and due diligence on the SPAC sponsors or management teams. The Adviser’s evaluation of the sponsor will include the sponsor’s history in allocating capital, securing financing, experience managing public companies, and background in the area/industry where the SPAC is searching for a business combination. The Adviser may sell a position when a SPAC either announces a business combination or the price increases. In managing the Fund’s portfolio, the Adviser will engage in frequent trading, resulting in a high portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

●	SPAC Risk: The Fund invests in SPACs and companies that have completed an IPO. SPACs are companies that may be unseasoned and lack a trading or operational history, a track record of reporting to investors, and widely available research coverage. The Fund may purchase SPACs through an IPO. IPOs are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with the IPO. In addition, IPOs may share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in an IPO are typically a small percentage of the market capitalization. The ownership of many IPOs often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following an IPO when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination.

●	ADR Risk: ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

●	Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

●	Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

●	No Guarantee of Active Trading Market. While Shares are listed on the Exchange, there can be no assurance that an active trading market for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

●	Trading Issues. Trading in Shares on the Nasdaq Stock Market LLC (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

o	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

o	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

●	Large Capitalization Stock Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Leverage Risk: The use of leverage by the Fund, such as borrowing money to purchase securities or the use of options, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

●	Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

●	Management Risk: The Adviser’s assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that Adviser’s investment strategy will produce the desired results, causing losses for the Fund.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

●	Portfolio Turnover Risk: Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

●	Pre-Determined Time Frame Risk: SPACs typically have a pre-determined timeframe to merge with an operating company or they will liquidate. If a SPAC is unable to find a merger target, the Fund’s returns may be diminished.

●	Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

●	Swaps Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

●	Warrant Risk: Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all ETFs, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling (866) 904-0406 and may also be available at www.spcxetf.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 904-0406
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.spcxetf.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	3/31/2021	10.63%
Worst Quarter:	12/31/2022	-6.05%
The Fund’s year-to-date return as of the most recent fiscal quarter, which ended December 31, 2021, was 10.08%
The SPAC and New Issue ETF | Index IQ Merger Arbitrage
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.49%)	[18]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.21%)	[18]
The SPAC and New Issue ETF | The SPAC and New Issue ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SPCX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.83%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.48%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.31%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[19]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	380
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	684
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,548
Annual Return 2021	rr_AnnualReturn2021	10.08%
Annual Return 2022	rr_AnnualReturn2022	(12.11%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.05%)
1 Year	rr_AverageAnnualReturnYear01	(12.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.06%)
The SPAC and New Issue ETF | The SPAC and New Issue ETF | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(12.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.32%)
The SPAC and New Issue ETF | The SPAC and New Issue ETF | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.14%)
Goose Hollow Tactical Allocation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: GOOSE HOLLOW TACTICAL ALLOCATION ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Goose Hollow Tactical Allocation ETF (the “Fund”) seeks to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses, excluding any brokerage fees, that you may pay if you buy, sell, and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may adversely affect the Fund’s performance. For the fiscal period ended September 30, 2022, the Fund had a portfolio turnover of 392%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	392.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses, which are estimated for the Fund’s current fiscal year, are the indirect costs of investing in other investment companies.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange traded funds (“ETF”) that seeks to achieve its investment objective by investing in a combination of equity and fixed income ETFs (“Underlying Funds”). The Underlying Funds in which the Fund invests each primarily invest in (1) U.S. common, preferred, or convertible stocks, (2) foreign common, preferred, or convertible stocks, (3) emerging market common, preferred, or convertible stocks, (4) U.S. fixed income securities, (5) real estate investment trusts, (6) master-limited partnerships, and (7) agency and mortgage backed securities. Underlying Funds that invest in equity securities may do so without regard to market capitalization and may invest in American Depositary Receipts (“ADRs”). Fixed income Underlying Funds may invest in non-investment grade fixed income securities, commonly known as “high yield” or “junk” bonds that are rated below Baa3 by Moody’s Investors Service or similarly by another rating agency. The Fund may invest in individual equity securities without regard to capitalization and individual bonds from issuers of any credit quality or maturity, including high yield or “junk” bonds. The adviser considers an emerging market country to include any country that is (1) generally recognized to be an emerging market country by the international financial community, including the World Bank; (2) classified by the United Nations as a developing country; or (3) included in the MSCI Emerging Markets Index.

The Fund’s adviser invests the Fund’s assets in accordance with the following ranges:

Equity Securities	10%-80%
Fixed Income Securities	20%-90%

The Fund may hedge up to 20% of its portfolio by investing in futures contracts on equity indexes, U.S. and foreign sovereign bonds, commodities or volatility indexes. The Fund may purchase options on futures contracts and Underlying Equity ETFs.

The adviser utilizes rules-based, quantitative systems combined with discretionary analysis to measure market risk and select Underlying Funds to buy and sell for the Fund. The adviser adjusts the Fund’s equity and fixed income market exposure based upon robust analysis which is supported by proprietary models as necessary. These models may utilize factors including, but not limited to, momentum and trend (e.g., price return), market structure (e.g., liquidity), volatility, cross-asset signals (e.g., correlation), seasonality, and fundamentals (e.g., earnings growth).

In pursuing the Fund’s investment objective, the adviser may engage in frequent trading of the Fund’s portfolio securities, resulting in a high portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

●	ADR Risk: ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

●	Asset-Backed and Mortgage Backed Securities Risk: When the Fund invests in asset-backed securities and mortgage-backed securities, the Fund is subject to the risk that, if the underlying borrowers fail to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

●	Commodities Futures Contract Risk: The Fund invests in commodities futures contracts that may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions. No purchase price is paid or received on the purchase or sale of a futures contract. Instead, an amount of cash or cash equivalents must be deposited with the broker as “initial margin.”

●	Convertible Securities Risk: Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities.

●	Emerging Markets Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

●	ETF Structure Risk: The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

●	Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

●	Foreign Securities Risk: Changes in foreign economies and political climates are more likely to affect the Fund than a fund that invests exclusively in U.S. companies. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

●	Futures Risk: The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

●	Hedging Risk: If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund's investment return, or create a loss.

●	High Yield Bond Risk: Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.

●	Large Capitalization Stock Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk: The adviser’s assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that adviser’s investment strategy will produce the desired results, causing losses for the Fund.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

●	MLP and MLP Securities Related Risk: Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks (which could occur if the MLP raises capital and then invests it in projects whose return fails to exceed the cost of capital raised) and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund.

●	Portfolio Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs. Such transactional and brokerage costs have a negative effect on Fund performance. Frequent trading may result in the Fund realizing more short-term capital gains than other funds.

●	Preferred Stock Risk: The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

●	Options Risk: There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

●	REIT Risk: The Fund may invest in REITs. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual REITs in which the Fund invests.

●	Small and Medium Capitalization Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

●	Sovereign Bond Futures Risk: Sovereign bond futures contracts provide for the delivery upon maturity of one Sovereign Bond among a basket of eligible-to-deliver Sovereign Bonds. The price, yield and modified duration of each eligible-to-deliver Sovereign bond under the relevant sovereign bond futures contract, and which sovereign bond is cheapest to deliver, may change unpredictably, affecting the value of the relevant sovereign bond futures contract and, consequently, the value of your shares in unforeseeable ways.

●	Volatility Futures Contract Risk: The Fund may hedge risk by investing in futures contracts on equity volatility indexes. Future contracts on equity volatility indexes can be highly volatile compared to investments in traditional securities and the Fund may experience large losses. In particular, trading in in VIX futures contracts have been very volatile and can be expected to be very volatile in the future. High volatility may have an adverse impact on the Fund beyond the impact of any performance-based losses.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all ETFs, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance table below shows the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling (866) 898-6447 and may also be available at www.gham.co.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table below shows the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 898-6447
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gham.co
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s since inception return as of the most recent fiscal quarter, which ended December 31, 2022, was 2.14%
Goose Hollow Tactical Allocation ETF | 60% MSCI World Index and 40% Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.60%	[20],[21]
Since Inception	rr_AverageAnnualReturnSinceInception	(13.76%)	[20],[21]
Goose Hollow Tactical Allocation ETF | Goose Hollow Tactical Allocation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GHTA
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.66%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[22]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.79%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.67%)	[23]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	911
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,728
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,856
Annual Return 2022	rr_AnnualReturn2022	2.14%
Year to Date Return, Label	rr_YearToDateReturnLabel	since inception return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.49%)
1 Year	rr_AverageAnnualReturnYear01	2.14%
Since Inception	rr_AverageAnnualReturnSinceInception	1.19%
Goose Hollow Tactical Allocation ETF | Goose Hollow Tactical Allocation ETF | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.98%
Since Inception	rr_AverageAnnualReturnSinceInception	0.91%
Goose Hollow Tactical Allocation ETF | Goose Hollow Tactical Allocation ETF | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.26%
Since Inception	rr_AverageAnnualReturnSinceInception	0.80%
Greenwich Ivy Long-Short Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	GREENWICH IVY LONG-SHORT FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Greenwich Ivy Long-Short Fund’s (the “Fund”) investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal period ended September 30, 2022 was 808.79%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	808.79%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those reflected in the above fee table. The Example assumes the impact of the fee waiver solely for the period of the expense reimbursement agreement shown above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In pursuing its investment objective of long-term capital appreciation, the Fund invests in equity securities and exchange-traded funds that primarily invest in equity securities (“ETFs”). Equity securities will include those that are issued by U.S., foreign, and emerging market companies and may be of any capitalization. The Fund may invest in micro-capitalization companies which the Fund defines as those that at the time of purchase: (i) have a market capitalization between $100 million and $750 million or (ii) are within the capitalization range of the Russell Microcap Index as of its most recent reconstitution date. The Fund may also sell short individual equity securities or shares of ETFs. The Fund also may invest in inverse ETFs. During periods of market volatility, the Fund may assume a temporary defensive position by investing up to 70% of its assets in cash or cash equivalents such as money market funds and U.S. Treasury Securities.

In making investments for the Fund’s portfolio, the Adviser employs a fundamental research approach that evaluates the investment merits of equity securities and ETFs. The Adviser also considers overall global equity market trends in managing the Fund’s portfolio. If the Adviser considers equity market conditions to be unfavorable or uncertain, the Fund may sell short individual equity securities or shares of ETFs, invest in inverse ETFs or allocate a significant amount of its assets to cash or cash equivalent positions.

The Fund is a non-diversified fund which means that it may invest in fewer issuers than a diversified fund. Because of the tactical nature of the Adviser’s strategy, the Fund may engage in frequent trading of its portfolio which will result in a higher portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The Fund is subject to the risks associated with the global stock and bond markets, any of which could cause an investment to lose money.

Currency Risk. If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

Emerging Markets Risk. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Exchange Traded Fund Risk. The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs in which it invests and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

●	Inverse ETF Risk. Inverse ETFs seek to provide the inverse daily return of a particular index or group of securities. Over time, the Inverse ETF’s returns may differ dramatically from the returns of the underlying index or group of securities. Longer holding periods and market volatility will exacerbate the differences in the Inverse ETF’s returns compared to those of the index or group of securities. It is possible that an Inverse ETF may decline in value even when the value of the index or group of securities falls.

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Micro Capitalization Risk. Micro capitalization companies may be newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with those investments are generally greater than those associated with investments in the securities of larger, more established companies. This may cause the Fund’s net asset value to be more volatile when compared to investment companies that focus only on large capitalization companies.

Non-Diversification Risk. The Fund’s portfolio may focus on a limited number of investments and will be subject to the potential for more volatility than a diversified fund.

Portfolio Turnover Risk. A higher portfolio turnover will result in higher transactional and brokerage costs.

Short Selling Risk. If a security sold short or other instrument increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

Small Capitalization Stock Risk. The earnings and prospects of small sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund’s portfolio may focus on a limited number of investments and will be subject to the potential for more volatility than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling 1-800-869-1679 and may also be available at www.greenwichivyfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-869-1679
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.greenwichivyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Year Ended December 31, 2022 Average Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 12-31-2020 31.75% Worst quarter: 3-31-2020 -11.35%
Greenwich Ivy Long-Short Fund | S&P 500 Total Return Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(15.50%)	[24]
Since Inception	rr_AverageAnnualReturnSinceInception	6.84%	[24]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 04, 2019
Greenwich Ivy Long-Short Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GIVYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.82%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	1.23%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%	[25]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.68%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.88%)	[26]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 330
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,152
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,990
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,161
Annual Return 2020	rr_AnnualReturn2020	26.89%
Annual Return 2021	rr_AnnualReturn2021	8.45%
Annual Return 2022	rr_AnnualReturn2022	(4.11%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.35%)
1 Year	rr_AverageAnnualReturnYear01	(4.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 04, 2019
Greenwich Ivy Long-Short Fund | Institutional Class | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 04, 2019
Greenwich Ivy Long-Short Fund | Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 04, 2019

[1]	The 50/50 blend index consists of 50% ICE BofA 5-10 Year US Corporate Index and 50% iBoxx USD Liquid High Yield Index. The ICE BofA 5-10 Year US Corporate Index tracks the performance of US dollar-denominated investment grade rated corporate debt publicly issued in the US domestic market. The Markit iBoxx USD Liquid High Yield Index consists of liquid USD high yield bonds, selected to provide a balanced representation of the broad USD high yield corporate bond universe. Investors cannot invest directly in an index.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Bloomberg U.S. Municipal Index covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. Investors cannot invest directly in an index.
[4]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[5]	Rareview Capital LLC (“Rareview,” or, the “Adviser”) has contractually agreed to waive a portion or all of its management fees and/or reimburse Fund expenses (excluding front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage/borrowing interest, interest expense, dividends on securities sold short, brokerage or other transactional expenses and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to 1.25% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least January 31, 2024 and may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided that after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Limitation Agreement: (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.
[6]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[7]	Rareview Capital LLC (“Rareview,” or, the “Adviser”) has contractually agreed to waive a portion or all of its management fees and/or reimburse Fund expenses (excluding front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage/borrowing interest, interest expense, dividends on securities sold short, brokerage or other transactional expenses and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to 0.97% of average daily net assets of each share class of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least January 31, 2024 and may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”)The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided that after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Limitation Agreement: (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.
[8]	Reflects current expenses.
[9]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[10]	Rareview Capital LLC (“Rareview,” or, the “Adviser”) has contractually agreed to waive a portion or all of its management fees and/or reimburse Fund expenses (excluding front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage/borrowing interest, interest expense, dividends on securities sold short, brokerage or other transactional expenses and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to 1.35% of average daily net assets of each share class of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least January 31, 2024 and may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided that after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Limitation Agreement: (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.
[11]	Reflects current expenses.
[12]	The S&P 500 Index measures the performance of 500 widely held stocks in US equity market. Standard and Poor’s chooses member companies for the index based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies. Since mid 1989, this composition has been more flexible and the number of issues in each sector has varied. It is market capitalization-weighted. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.
[13]	Acquired Fund Fees and Expenses, which are estimated for the Fund’s initial fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s highlights because the financial statements include only direct operating expenses incurred by the Fund.
[14]	The S&P 500 Index measures the performance of 500 widely held stocks in US equity market. Standard and Poor’s chooses member companies for the index based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies. Since mid 1989, this composition has been more flexible and the number of issues in each sector has varied. It is market capitalization-weighted. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.
[15]	Acquired Fund Fees and Expenses, which are estimated for the Fund’s current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[16]	Dow Jones U.S. Moderately Conservative Portfolio Index is designed to measure a portfolio of equities, bonds, and cash, representative of an investor’s risk profile. The equities position represents 40%, which is a mix of Dow Jones U.S. Indexes. Bonds and cash represent the remaining 60% of the portfolio. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.
[17]	Acquired Fund Fees and Expenses, which are estimated for the Fund’s current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[18]	The IQ Merger Arbitrage Index seeks to achieve capital appreciation by investing in global companies for which there has been a public announcement of a takeover by an acquirer. This differentiated approach is based on a passive strategy of owning certain announced takeover targets with the goal of generating returns that are representative of global merger arbitrage activity. The Index also includes short exposure to global equities as a partial equity market hedge. An investor cannot invest directly in the index.
[19]	The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2024 to ensure that Net Annual Fund Operating Expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses); or (vii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and trustees or contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 0.95%. This expense limitation agreement may be terminated at any time, by the Board upon sixty days written notice to the Adviser. The expense limitation agreement will automatically terminate, if the Investment Advisory Agreement is terminated.
[20]	The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.
[21]	The MSCI World Index is a broad global equity index that represents the performance of large and mid-cap companies in 23 developed markets around the world. The index covers approximately 85% of the free float-adjusted market capitalization in each country represented. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.
[22]	Acquired Fund Fees and Expenses, which are estimated for the Fund’s current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[23]	The adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2024 to ensure that Net Annual Fund Operating Expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses); or (viii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and trustees or contractual indemnification of Fund service providers (other than the advisor)) will not exceed 0.84%. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance. This expense limitation agreement may be terminated at any time, by the Board upon sixty days written notice to the adviser.
[24]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index.
[25]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[26]	The Fund’s adviser, Greenwich Ivy Capital LLC (the “Adviser”) has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2024, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.85% of the average daily net assets attributable to the Institutional Class shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the Adviser.